Operating Leases (Details 1) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Operating Leases
Operating lease cost	$ 101,867	$ 201,434	$ 363,100
Short-term lease cost (1)	1,770	3,540	7,080
Total lease cost	$ 103,637	$ 204,974	$ 370,180